Exploration and Evaluation Assets - National Chloride California Property (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Sep. 01, 2017 CAD ($)	Sep. 01, 2017 USD ($)	May 01, 2017 USD ($) shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)
Share Capital
Purchase of exploration and evaluation assets				$ 42,385	$ 51,257
Lease property | National Chloride
Share Capital
Purchase of exploration and evaluation assets	$ 57	$ 45
Amount required to be paid under terms of agreement			$ 575
Number of common shares issued | shares			1,200,000
Net smelter return royalty (as a percent)			2.00%
Minimum royalty			$ 500
Lease property | National Chloride | Successful completion of a pre-feasibility study
Share Capital
Amount payable upon completion of pre-feasibility study			$ 250
Shares issuable upon completion of pre-feasibility study (in shares) | shares			500,000
Lease property | National Chloride | Successful completion of a bankable feasibility study
Share Capital
Amount payable upon completion of feasibility study			$ 1,000